Fair value of financial instruments - Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 5,768	£ 5,945	£ 8,049
Other income	65	134	170
Other comprehensive income	(901)	1,056	(4,361)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(145)	(22)
Other income	106	70
Other comprehensive income	(1)	(3)
Total	(40)	45
Level 3 | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	1
Other comprehensive income	0	0
Total	0	1
Level 3 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Trading income	(57)	(107)
Other income	(1)	0
Other comprehensive income	0	0
Total	(58)	(107)
Trading portfolio liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(7)	0
Other income	0	0
Other comprehensive income	0	0
Total	(7)	0
Financial liabilities designated at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(77)	(38)
Other income	(9)	(3)
Other comprehensive income	0	0
Total	(86)	(41)
Trading portfolio assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(9)	10
Other income	0	0
Other comprehensive income	0	0
Total	(9)	10
Trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	4,038	4,257	£ 6,021
Financial assets at fair value through the income statement | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	2	113
Other income	94	72
Other comprehensive income	0	0
Total	96	185
Fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	3	0
Other income	22	0
Other comprehensive income	(1)	(3)
Total	£ 24	£ (3)